Concentrations of Credit Risk and Major Customers and Suppliers (Details) - Schedules of concentrations of credit risk	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Dalian Huarui Heavy Industry Group Limited by Share Ltd. (“Dalian Huarui”) [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	17.57%			[1]		[1]
Entity A and its subsidiaries [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage		[1]	12.47%		14.70%

[1]	Less than 10%